Shareholders' equity - Additional Information (Detail)								12 Months Ended
	Nov. 12, 2024 EUR (€) € / shares shares	Nov. 12, 2024 USD ($) shares	Oct. 15, 2024 EUR (€) € / shares shares	Oct. 15, 2024 USD ($) shares	Jan. 22, 2024 EUR (€) € / shares shares	Jan. 22, 2024 USD ($) shares	Jul. 19, 2023 EUR (€)	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)	Nov. 12, 2024 $ / shares	Oct. 15, 2024 $ / shares	Jan. 22, 2024 $ / shares	Jul. 19, 2023 $ / shares shares
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs								€ 320,582,000	€ 88,225,000	€ 126,242,000
Public Offering [Member]
Disclosure of classes of share capital [line items]
Gross Proceeds From Initial Public Offer	€ 19,000,000	$ 20,200,000	€ 137,900,000	$ 150,300,000	€ 185,000,000	$ 201,500,000
Payments for share issue costs	€ 1,100,000	$ 1,200,000	€ 8,600,000	$ 9,400,000	€ 11,600,000	$ 12.6
Public Offering [Member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued | shares	2,185,884	2,185,884	16,250,000	16,250,000	18,313,750	18,313,750
Sale Of Stock Issue Price Per Share | (per share)	€ 8.71		€ 8.48		€ 10.1						$ 9.25	$ 9.25	$ 11
Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs								368,000	80,000	138,000
Issued capital [Member] | Public Offering [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs	€ 21,900		€ 162,500		€ 183,000
Share premium [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs								€ 320,214,000	88,145,000	€ 126,104,000
Share premium [Member] | Public Offering [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs	€ 17,900,000		€ 129,100,000		€ 173,200,000
Leerink Partners Llc [Member] | Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue of equity									55,000
Leerink Partners Llc [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of equity									€ 57,000,000
Leerink Partners Llc [Member] | At The Market Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares | shares									5,500,000
Gross Proceeds From Issue Of Securities									€ 58,800,000
Share issue related cost									€ 1,800,000
BMS [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares														$ 14.46
Number of shares | shares														2,400,000
Share issue related cost							€ 300,000
Proceeds from issue of ordinary shares							31,500,000
BMS [Member] | Issued capital [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Issue of equity							24,000
BMS [Member] | Share premium [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Issue of equity							€ 31,200,000
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares								121,550,169	84,657,789
Par value per share | € / shares								€ 0.01	€ 0.01
Ordinary Shares [Member] | Issued capital [Member]
Disclosure of classes of share capital [line items]
Increase in number of ordinary shares | shares								142,746
Issue of equity								€ 1,400
Ordinary Shares [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of equity								€ 1,100,000